Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain shareholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial Business Combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company can only complete a merger and continue to exist as a public company if there is sufficient Public Shares that do not redeem at the merger and so it is appropriate to classify the portion of its public shares required to keep its shareholders’ equity above the $5,000,000 threshold as “shares not subject to redemption.”

However, in light of recent comment letters issued by the Securities & Exchange Commission (“SEC”) to several special purpose acquisition companies, management re-evaluated the Company’s application of ASC 480-10-99 to its accounting classification of public shares. Upon re-evaluation, management determined that the Public Shares issued during the initial public offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control under ASC 480-10-S99. Therefore, management concluded that all of the Public Shares should be classified as temporary equity in its entirety. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Public Shares with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and ordinary shares.

In connection with the change in presentation for the Public Shares, the Company also restated its earnings per share calculation to allocate net income (loss) evenly to redeemable and nonredeemable ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares pro rata in the income (loss) of the Company.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts were material to any previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated to report all public shares as temporary equity.

The impact to the previously presented financial statements is presented below:

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2020
Ordinary shares subject to possible redemption	$2,149,607	$13,215,384	$15,364,991
Ordinary shares	$2,410,382	$(2,410,382)	$-
Retained earnings (accumulated deficit)	$2,589,624	$(10,805,002)	$(8,215,378)
Total shareholders’ equity (deficit)	$5,000,006	$(13,215,384)	$(8,215,378)

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of September 30, 2021
Ordinary shares subject to possible redemption	$220,476	$14,316,536	$14,537,012
Ordinary shares	$3,480,585	$(3,299,131)	$181,454
Retained earnings (accumulated deficit)	$1,519,418	$(11,017,405)	$(9,497,987)
Total shareholders’ equity (deficit)	$5,000,003	$(14,316,536)	$(9,316,533)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Three Months Ended September 30, 2020
Net loss	$(84,230)	$-	$(84,230)
Less: income attributable to ordinary shares subject to possible redemption	$(59)	$59	$-
Adjusted net loss	$(84,289)	$84,289	$-
Basic and diluted weighted average redeemable ordinary shares outstanding	-	1,414,480	1,414,480
Basic and diluted net loss per redeemable ordinary share	$-	$(0.06)	$(0.06)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,387,754	(1,185,996)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.02)	$(0.04)	$(0.06)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Nine Months Ended September 30, 2020
Net income	$202,621	$-	$202,621
Less: income attributable to ordinary shares subject to possible redemption	$(86,089)	$86,089	$-
Adjusted net income	$116,532	$(116,532)	$-
Basic and diluted weighted average redeemable ordinary shares outstanding	-	5,605,649	5,605,649
Basic and diluted net loss per redeemable ordinary share	$-	$(0.20)	$(0.20)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,340,885	(1,139,127)	3,201,758
Basic and diluted net income (loss) per non-redeemable ordinary share	$0.03	$(0.23)	$(0.20)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Three Months Ended September 30, 2021
Net loss	$(152,593)	$-	$(152,593)
Less: income attributable to ordinary shares subject to possible redemption	$(5)	$5	$-
Adjusted net loss	$(152,598)	$152,598	$-
Basic and diluted weighted average redeemable ordinary shares outstanding	-	1,278,411	1,278,411
Basic and diluted net loss per redeemable ordinary share	$-	$(0.09)	$(0.09)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,446,830	(1,245,072)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.03)	$(0.06)	$(0.09)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Nine Months Ended September 30, 2021
Net loss	$(433,831)	$-	$(433,831)
Less: income attributable to ordinary shares subject to possible redemption	$(17)	$17	$-
Adjusted net loss	$(433,848)	$433,848	$-
Basic and diluted weighted average redeemable ordinary shares outstanding	-	1,334,319	1,334,319
Basic and diluted net loss per redeemable ordinary share	$-	$(0.24)	$(0.24)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,433,417	(1,231,659)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.10)	$(0.14)	$(0.24)

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Nine Months Ended September 30, 2020
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$202,627	$(202,627)	$-
Accretion of carrying value to redemption value	$-	$2,007,819	$2,007,819

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Nine Months Ended September 30, 2021
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$433,829	$(433,829)	$-
Accretion of carrying value to redemption value	$-	$667,324	$667,324